Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Jan. 22, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000255106
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,239	$ 11,065	$ 12,625	$ 13,560
MSCI Emerging Markets Net TR USD Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Net TR USD Index
Accumulated Value	$ 10,000	$ 10,216	$ 11,441	$ 12,659	$ 13,257